Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jul. 22, 2016
Commitments and Contingencies
Guarantee and indemnity letter	Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2020.
Maximum exposure of guarantor	$ 12,000
Energias Renovables del Sur S.A.
Commitments and Contingencies
Guarantor Obligations, Current Carrying Value		$ 519
Edolmix S.A.
Commitments and Contingencies
Guarantor Obligations, Current Carrying Value		$ 847